Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1	3
Fair value, continuous unrealized loss position for less than 12 months	$ 1,936	$ 7,720
Unrealized losses, continuous unrealized loss position for less than 12 months	(29)	(626)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1	1
Fair value, continuous unrealized loss position for less than 12 months	1,936	5,161
Unrealized losses, continuous unrealized loss position for less than 12 months	(29)	(99)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		1,075
Unrealized losses, continuous unrealized loss position for less than 12 months		(9)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		1,484
Unrealized losses, continuous unrealized loss position for less than 12 months		$ (518)